Retirement Plan	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
Note 14.	Retirement Plan

The Company has established a Defined Benefit Plan covering full-time employees in the ROC which were hired by the Company before January 1, 2005. In accordance with the Defined Benefit Plan, employees are eligible for retirement or are required to retire after meeting certain age or service requirements. Retirement benefits are based on years of service and the average salary for the six-month period before the employee’s retirement. Each employee earns two months of salary for each of the first fifteen years of service, and one month of salary for each year of service thereafter. The maximum retirement benefit is 45 months of salary. Retirement benefits are paid to eligible participants on a lump-sum basis upon retirement.

Defined Benefit Plan assets consist entirely of a Pension Fund (the “Fund”) denominated solely in cash, as mandated by ROC Labor Standard Law. The Company contributes an amount equal to 2% of wages and salaries paid every month to the Fund (required by law). The Fund is administered by a pension fund monitoring committee (the “Committee”) and is deposited in the Committee’s name in the Bank of Taiwan.

The Company’s pension fund is managed by a government-established institution with minimum return guaranteed by government and the fund asset is treated as cash category.

Beginning July 1, 2005, pursuant to the newly effective ROC Labor Pension Act, the Company is required to make a monthly contribution for full-time employees in the ROC that elected to participate in the Defined Contribution Plan at a rate no less than 6% of the employee’s monthly wages to the employees’ individual pension fund accounts at the ROC Bureau of Labor Insurance. Expense recognized in 2013, 2014 and 2015, based on the contribution called for was $2,091 thousand, $2,304 thousand and $2,455 thousand, respectively.

Substantially all participants in the Defined Benefits Plan had elected to participate in the Defined Contribution Plan. The transfer of participants to the Defined Contribution Plan did not have a material effect on the Company’s financial position or results of operations. Participants’ accumulated benefits under the Defined Benefit Plan are not impacted by their election to change the plans and their seniority remains regulated by ROC Labor Standard Law, such as the retirement criteria and the amount payable. The Company is required to make contribution for the Defined Benefit Plan until it is fully funded. Pursuant to relevant regulatory requirements, the Company expects to make a cash contribution of $115 thousand to its pension fund maintained with the Bank of Taiwan and $2,828 thousand to the employees’ individual pension fund accounts at the ROC Bureau of Labor Insurance in 2016.

The Company established a defined contribution plan in the United States that qualifies under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet the service requirement. The Company’s contribution to the plan may be made at the discretion of the board of directors. As now, no contributions have been made by the Company to the plan.

All PRC employees participate in employee social security plans, including pension and other welfare benefits, which are organized and administered by governmental authorities. The Company has no other substantial commitments to employees. The premiums and welfare benefit contributions that should be borne by the Company are calculated in accordance with relevant PRC regulations, and are paid to the labor and social welfare authorities. Expenses recognized based on this plan were $778 thousand, $1,012 thousand, and $1,445 thousand for the years ended December 31, 2013, 2014 and 2015, respectively.

The Company uses a measurement date of December 31 for the Defined Benefit Plan. The changes in projected benefit obligation, plan assets and details of the funded status of the Plan are as follows:

	December 31,
	2014	2015
	(in thousands)
Change in projected benefit obligation:
Benefit obligation at beginning of year	$2,883	2,619
Service cost	-	-
Interest cost	64	61
Actuarial loss (gain)	(157)	1,097
Effect of foreign currency rate changes	(171)	(242)
Benefit obligation at end of year	2,619	3,535
Change in plan assets:
Fair value at beginning of year	2,679	2,705
Actual return on plan assets	59	70
Employer contribution	122	119
Effect of foreign currency rate changes	(155)	(91)
Fair value at end of year	2,705	2,803
Funded status	$86	(732)
Amounts recognized in the balance sheet consist of:
Prepaid pension costs	$310	331
Accrued pension liabilities	(224)	(1,063)
Net amount recognized	$86	(732)

Amounts recognized in accumulated other comprehensive income was net actuarial loss of $1,409 thousand, $1,128 thousand and $1,906 thousand at December 31, 2013, 2014 and 2015, respectively.

The accumulated benefit obligation for the Defined Benefit Plan was $1,033 thousand and $1,211 thousand at December 31, 2014 and 2015, respectively. As of December 31, 2014 and 2015, no employee was eligible for retirement or was required to retire.

For the years ended December 31, 2013, 2014 and 2015, the net periodic pension cost consisted of the following:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)
Service cost	$-	-	-
Interest cost	39	64	61
Expected return on plan assets	(44)	(52)	(54)
Net amortization	58	74	59
Net periodic pension cost	$53	86	66

The net actuarial loss for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2016 is $97 thousand.

At December 31, 2014 and 2015, the weighted-average assumptions used in computing the benefit obligation are as follows:

	December 31,
	2014	2015

Discount rate	2.25%	2.00%
Rate of increase in compensation levels	4.00%	5.00%

For the years ended December 31, 2013, 2014 and 2015, the weighted average assumptions used in computing net periodic benefit cost are as follows:

	Year Ended December 31,
	2013	2014	2015
	Whole

Discount rate	2.25%	2.25%	2.00%
Rate of increase in compensation levels	5.00%	4.00%	5.00%
Expected long-term rate of return on pension assets	2.00%	2.25%	2.00%

Management determines the discount rate and expected long-term rate of return on plan assets based on the yields of twenty year ROC central government bonds which is in line with the respective employees remaining service period and the historical long-term rate of return on the above mentioned Fund mandated by the ROC Labor Standard Law.

The benefits expected to be paid from the defined benefit pension plan is $30 thousand in 2017, $94 thousand in 2018, $35 thousand in 2020 and $544 thousand from 2021 to 2025, and no benefits payment to be paid in 2016 and 2019.